Trade and Other receivables - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of trade and other receivables [line items]
Increase in trade receivables	€ 0.4
Decrease in other current asset	0.3
Walloon Region [Member]
Disclosure of trade and other receivables [line items]
Grant receivables due to related parties	€ 0.8